Fixed assets - Information on telecommunications licenses - Value (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,073	€ 14,339	€ 14,602	€ 14,327
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,917	€ 6,233	€ 6,440
FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,112
FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,816
FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	260
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	36
SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	755
SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	405
SPAIN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	9
SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	200
SPAIN | Five G licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	141
POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	784
POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	630
POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	95
POLAND | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	59
EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	447
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	352
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	52
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	43
MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	246
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	33
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	13
MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	200
ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	302
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	126
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	27
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	149
JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	279
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	67
JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	97
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	115
BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	158
BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	106
BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	21
BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	31
Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	834
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	34,236
Gross carrying amount [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,783
Gross carrying amount [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,362
Gross carrying amount [member] | FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,182
Gross carrying amount [member] | FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	914
Gross carrying amount [member] | FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	266
Gross carrying amount [member] | SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,658
Gross carrying amount [member] | SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	541
Gross carrying amount [member] | SPAIN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	639
Gross carrying amount [member] | SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	336
Gross carrying amount [member] | SPAIN | Five G licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	142
Gross carrying amount [member] | POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,315
Gross carrying amount [member] | POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	789
Gross carrying amount [member] | POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	387
Gross carrying amount [member] | POLAND | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	139
Gross carrying amount [member] | EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	897
Gross carrying amount [member] | EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	387
Gross carrying amount [member] | EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	134
Gross carrying amount [member] | EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	376
Gross carrying amount [member] | MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	808
Gross carrying amount [member] | MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	41
Gross carrying amount [member] | MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	28
Gross carrying amount [member] | MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	739
Gross carrying amount [member] | ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	537
Gross carrying amount [member] | ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	184
Gross carrying amount [member] | ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	61
Gross carrying amount [member] | ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	292
Gross carrying amount [member] | JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	418
Gross carrying amount [member] | JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	88
Gross carrying amount [member] | JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	141
Gross carrying amount [member] | JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	189
Gross carrying amount [member] | BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	365
Gross carrying amount [member] | BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	140
Gross carrying amount [member] | BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	149
Gross carrying amount [member] | BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,423